Stockholders' Equity (Details Narrative) (10Q) - $ / shares	Mar. 31, 2017	Dec. 31, 2016	Dec. 05, 2016	Sep. 30, 2016	Aug. 26, 2016	Dec. 31, 2015
Authority to issue aggregate number of shares	350,000,000
Common stock shares authorized	300,000,000	300,000,000	40,000,000	200,000,000	40,000,000	300,000,000
Common stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred stock shares authorized	50,000,000	50,000,000		50,000,000		50,000,000
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001		$ 0.001
Common stock, shares issued	9,714,186	9,714,186		9,672,723		2,887,428
Common stock, shares outstanding	9,714,186	9,714,186		9,672,723		2,887,428
Preferred stock shares issued	0	0				1,160,000
Preferred stock shares outstanding	0	0				1,160,000
Series H Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001				$ 0.001
Preferred stock shares issued	0	3,071,000				160,000
Preferred stock shares outstanding